PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) item
U.S.
Change in plan assets
Plan assets at beginning of year	$ 672.1	$ 704.9
Actual return on plan assets	90.1	42.9
Employer contributions	38.5	53.4
Benefits paid	(60.5)	(59.9)
Settlements		(69.2)
Plan assets at end of year	740.2	672.1
Int'l
Change in plan assets
Plan assets at beginning of year	584.2	552.1
Actual return on plan assets	34.2	79.4
Plan transfers	(0.7)
Acquisition		8.9
Employer contributions	14.0	13.8
Participant contributions	3.4	2.9
Benefits paid	(22.5)	(21.8)
Foreign currency translation	71.1	(51.1)
Plan assets at end of year	683.7	$ 584.2
Belgium | Mactac Acquisition
Change in plan assets
Number of plans | item		2
U.S. Postretirement Health Benefits
Change in plan assets
Employer contributions	0.9	$ 0.9
Participant contributions	0.5	0.5
Benefits paid	$ (1.4)	$ (1.4)